Capital Stock - 2013 Securities Purchase Agreements for Common Stock - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Aug. 31, 2013	Jul. 31, 2013	Jan. 22, 2013
Class of Stock [Line Items]
Number of shares of common stock sold	4,444,445	6,000,000		5,000,000	10,125,000	5,500,000	3,333,333
Issuance price per share	$ 0.09	$ 0.10		$ 0.20	$ 0.20
Proceeds from sale of common stock	$ 400,000	$ 600,000	$ 2,377,000	$ 1,000,000	$ 2,025,000	$ 550,000	$ 500,000	$ 3,646,000	$ 6,289,000	$ 6,538,000	$ 2,084,000
Warrant, term				5 years	5 years					5 years
Percentage of Warrants to common stock purchased				50.00%	50.00%
Warrants outstanding convertible into common stock				2,500,000						45,650,654				5,062,500
Warrants exercisable price				$ 0.20								$ 0.25	$ 0.15	$ 0.20
Co-Chairman and Chief Executive Officer [Member]
Class of Stock [Line Items]
Proceeds from sale of common stock				$ 100,000
Warrant, term				5 years	5 years
Warrants outstanding convertible into common stock				250,000